Other Assets	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
OTHER ASSETS
14.	OTHER ASSETS

The Group maintained segregated bank accounts with corporate banks to hold clients’ monies on trust under custody for the conduct of the regulated activities until the disposal of related business during the year ended December 31, 2025. The Group has classified the clients’ monies as other assets under the assets section of the consolidated statements of financial position and recognized the corresponding amounts as clients’ monies held on trust in accounts payable (Note 18) to respective clients on the basis that it is legally liable for any possible loss or misappropriation of the clients’ monies.